FLOW-THROUGH SHARE PREMIUM LIABILITY (Tables)	12 Months Ended
Dec. 31, 2019
Flow-through Share Premium Liability
Continuity schedule
	May 16, 2019	December 18, 2019	Total
Balance, December 31, 2018	$-	$-	$-
Liability incurred on flow-through shares issued May 16, 2019	475	-	475
Settlement of flow-through share premium liability upon incurring eligible expenditures	(430)	-	(430)
Liability incurred on flow-through shares issued December 18, 2019	-	296	296
Balance, December 31, 2019	$45	$296	$341